Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR LLC 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 20, 2008

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Investment Trust (the trust):
Fidelity China Region Fund
Fidelity Diversified International Fund
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund
Fidelity Emerging Markets Fund
Fidelity International Discovery Fund
Fidelity Overseas Fund (the funds)
File Nos. 002-90649 and 811-04008

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses (all except the Prospectuses for the Advisor Classes of Fidelity China Region Fund and the Prospectus for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund) and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary